Consolidated Statements of Changes in Shareholder's Equity - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Apr. 30, 2023	$ 90	$ 110	$ 49,800			$ 50,000		$ 50,000
Balance, shares at Apr. 30, 2023	9,002,000	10,998,000
Profit (loss) for the year					(87,180)	(87,180)		(87,180)
Exchange difference arising from translation				220		220		220
Balance at Apr. 30, 2024	$ 90	$ 110	49,800	220	(87,180)	(36,960)		(36,960)
Balance, shares at Apr. 30, 2024	9,002,000	10,998,000
Profit (loss) for the year					1,032,798	1,032,798	5,182	1,037,980
Exchange difference arising from translation
Dividend paid					(580,000)	(580,000)		(580,000)
Balance at Apr. 30, 2025	$ 90	$ 110	49,800	220	365,618	415,838	5,182	421,020
Balance, shares at Apr. 30, 2025	9,002,000	10,998,000
Profit (loss) for the year					213,193	213,193	(5,471)	207,722
Dividend paid					(300,000)	(300,000)		(300,000)
Common-control transfer of Barentsz HK			34,012	(220)		33,792		33,792
Capital contribution							628	628
Balance at Apr. 30, 2026	$ 90	$ 110	$ 83,812		$ 278,811	$ 362,823	$ 339	$ 363,162
Balance, shares at Apr. 30, 2026	9,002,000	10,998,000